PROVISIONAL LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MCP LEASE AGREEMENT FOR CITY OF DREAMS MANILA - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Provisional License [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Cooperation Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Date of agreement	Oct. 25, 2012
Operating Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Date of agreement	Mar. 13, 2013
MCP Lease Agreement [Member]
Agreements [Line Items]
Effective date of agreement	Mar. 13, 2013
Expected expiry date of agreement	Jul. 11, 2033
Date of agreement	Oct. 25, 2012